Related Party Transactions (Tables)	12 Months Ended
Jan. 31, 2024
Related Party Transactions [Abstract]
Schedule of Advances from Related Parties

Advances from related parties during the years ended January 31, 2024 and 2023 are as follows:

	Year ended January 31, 2024	Year ended January 31, 2023

Prior period balance	$5,000	$–
Cash advances	1,363	24,550
Expenses paid on behalf of Company	3,157	18,096
Non-cash repayments	(1,363)	(18,650)
Repayments	(8,157)	(18,996)
End of period balance	$–	$5,000